Interest and Finance Costs, detail (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Interest and Finance Costs [Abstract]
Interest Expense, Debt	$ 9,410	$ 8,461
Finance Liability, Interest Expense	580
Amortization of Debt Issuance Costs	1,104	718
Loan and Other Expenses	115	163
Interest and Debt Expense	$ 11,209	$ 9,342